Condensed Consolidated Interim Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Research and development expenses	$ 24	$ 293	$ 403	$ 407	$ 569	$ 1,178
General and administrative expenses	225	126	393	270	703	2,139
Operating loss	249	419	796	677	1,272	3,317
Total financial expense	(1)	(2)	2	4	12	41
Net loss	$ 248	$ 417	$ 798	$ 681	$ 1,284	$ 3,358
Basic net loss per share (in Dollars per share)	$ 0.01	$ 0.03	$ 0.04	$ 0.04	$ 0.07	$ 0.23
Weighted average number of shares of common stock used in computing basic net loss per share (in Shares)	18,676,084	16,109,514	18,646,401	16,037,214	16,716,905	14,341,518